Note Related party transactions (Corporation's equity in PR Asset Portfolio 2013-1 International, LLC) (Detail) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Related Party Transaction [Line Items]
Investment in equity investees	$ 218,062	$ 212,838
PR Asset Portfolio 2013-1 International, LLC
Related Party Transaction [Line Items]
Investment in equity investees	$ 22,378	$ 25,094